Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This amended filing is being made solely to include Appendix A: First Busey Corporation Second Amended 2020 Equity Incentive Plan to the definitive proxy statement on Schedule 14A of First Busey Corporation (the “Company”) filed with the Securities and Exchange Commission on April 9, 2026, in connection with the solicitation of proxies by the Company for the Annual Meeting of Stockholders to be held on May 20, 2026, which Appendix A was inadvertently omitted from the original filing. No other changes have been made to the original proxy materials, and this supplemental filing does not change the proposals to be acted upon by shareholders.
Entity Information [Line Items]
Entity Registrant Name	First Busey Corporation
Entity Central Index Key	0000314489